Earnings Per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Computation of Basic and Diluted Net Income Per Share
The following table sets forth the computation of basic and diluted net income per share for the years ended December 31, 2017, 2018 and 2019:

	For the years ended December 31,
Basic EPS:	2017		2018		2019
	Ordinary Shares	Series A-2 preferred shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net income attributable to Cango Inc’s shareholders	335,165,231	5,844,580	216,674,865	86,017,200	289,646,757	41,605,154	101,267,135	14,546,114
Less: Allocation of net income to participating securities	166,610,461	2,905,338	—	—	—	—	—	—

Net income attributable to ordinary shareholders and Series A-2 preferred	168,554,770	2,939,242	216,674,865	86,017,200	289,646,757	41,605,154	101,267,135	14,546,114

Denominator :
Number of shares used for Basic EPS computation (millions of shares)	124.97	2.18	199.83	79.33	224.07	224.07	78.34	78.34

Basic EPS	1.35	1.35	1.08	1.08	1.29	0.19	1.29	0.19

	For the years ended December 31,
Diluted EPS:	2017		2018		2019
	Ordinary Shares	Series A-2 preferred shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders	168,554,770	2,939,242	217,201,601	85,490,464	289,937,256	41,646,882	100,976,636	14,504,386
Reallocation of net income attributable to participating securities	169,515,799	—	—	—	—	—	—	—
Reallocation of net income as a result of conversion of Series A-2 preferred shares to ordinary shares	2,939,242	—	—	—	—	—	—	—
Reallocation of net income as a result of conversion of Class B to Class A shares	—	—	85,490,464	—	100,976,636	14,504,386	—	—

Net income attributable to ordinary shareholders and Series A-2 preferred shareholders for diluted EPS	341,009,811	2,939,242	302,692,065	85,490,464	390,913,892	56,151,268	100,976,636	14,504,386

Denominator: (millions of shares)
Number of shares used for basic EPS computation	124.97	2.18	199.83	79.33	224.07	224.07	78.34	78.34
Conversion of Series A-2 preferred shares to ordinary shares	2.18	—	—	—	—	—	—	—
Weighted average effect of dilutive securities:
Conversion of Series A-1, A-3 and B preferred shares to ordinary shares	125.68	—	—	—	—	—	—	—
Conversion of Class B to Class A ordinary shares	—	—	79.33	—	78.34	78.34	—	—
Adjustments for dilutive share options	—	—	1.72	—	0.87	0.87	—	—

Number of shares used for diluted EPS computation	252.83	2.18	280.88	79.33	303.28	303.28	78.34	78.34

Diluted EPS	1.35	1.35	1.08	1.08	1.29	0.19	1.29	0.19

Earnings per share – ADS:
Denominator used for earnings per ADS – basic			99.92		112.04	112.04
Denominator used for earnings per ADS – diluted			140.44		151.64	151.64
Earnings per ADS – basic			2.17		2.59	0.37
Earnings per ADS – diluted			2.16		2.58	0.37